Consolidated Statements of Operations and Comprehensive (Loss)/Income (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Diluted	$ (0.13)	$ 0.22	$ 0.23
Diluted	10,288,525	10,000,000	10,000,000